Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046
713 626 1919 www.invesco.com

June 8, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Growth Series (Invesco Growth Series)
CIK No. 0000202032

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM Growth Series (Invesco Growth Series) (the “Fund”) that the Prospectuses and the Statements of Additional Information relating to the Class T shares of Invesco Alternative Strategies Fund, Invesco Balanced–Risk Retirement Now Fund, Invesco Balanced–Risk Retirement 2020 Fund, Invesco Balanced–Risk Retirement 2030 Fund, Invesco Balance –Risk Retirement 2040 Fund, Invesco Balanced –Risk Retirement 2050 Fund, Invesco Conservative Allocation Fund, Invesco Convertible Securities Fund, Invesco Global Low Volatility Equity Yield Fund, Invesco Growth Allocation Fund, Invesco Income Allocation Fund, Invesco International Allocation Fund, Invesco Mid Cap Core Equity Fund, Invesco Moderate Allocation Fund, Invesco Multi-Asset Inflation Fund, Invesco Small Cap Growth Fund and Invesco Quality Income Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 134 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 134 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on June 5, 2017.

Please contact the undersigned at (713) 214-7888 if you have any questions regarding this filing.

Very truly yours,

/s/ Peter A. Davidson

Peter A. Davidson

Assistant General Counsel